Capital Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Capital Commitments and Contingencies [Abstract]
Capital Commitments and Contingencies

(18) Capital Commitments and Contingencies

a.	Operating lease commitment

The Company had outstanding commitments under non-cancelable leases. Details of operating lease commitments contracted as of June 30, 2026 are set out in Note 8.

b.	Capital commitment

On March 14, 2020, the Company entered into a contract for the right to use land in Vietnam for VND 102,476,000,000(USD 4,184,513) with Viglacera Yen My Industrial Zone Development, Subsequently, due to a change in land mapping area from 50,000 sq.m to 49,997 sq.m, the Company signed a new sublease contract on December 11, 2023, with the released land cost to VND 102,469,851,440(USD 4,184,262) . As of June 30, 2026, the full payment for the land use right has been settled. Under equipment purchase and installation contracts totaling RMB5,022,400, an unpaid contract balance of RMB913,440 remained as of June 30, 2026.

c.	Legal proceedings

Certain Group entities are involved in contract, employment, administrative and personal-rights disputes. In a labor matter commenced in November 2025, an arbitration award dated February 3, 2026 required payments totaling RMB90,851.81. The subsidiary challenged the award in court on March 5, 2026, and a first-instance hearing had not been scheduled as of August 20, 2026. Amounts recognized in respect of unresolved proceedings as of June 30, 2026 were US$12,986.

Two administrative proceedings filed on December 11, 2025 challenge notices concerning slope and retaining-wall safety at the Shenzhen facility and remained pending as of August 20, 2026. A further labor claim was commenced on July 23, 2026. A claim concerning portrait and personal-information rights, filed on June 30, 2026, was heard on July 29, 2026 and was awaiting judgment as of September 7, 2026. There is no reasonably possible additional loss, or range of losses, associated with the unresolved proceedings. Other contract and labor matters were settled during fiscal 2026.